Parent Entity Information - Additional Information (Detail) - Parent [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Guarantees in relation to the debts of its subsidiaries	$ 0	$ 0
Contingent liabilities	0	0
Capital commitments for property, plant and equipment	$ 0	$ 0